Share-based Payments - Schedule of Activities in RSUs, RSAs and Other Contingently Issuable Shares Outstanding and Related Information (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Restricted Stock Units
Disclosure Of Share Based Payments [Line Items]
Number of Instruments, Beginning balance | shares	100,383	195,937	501,480
Instruments Granted | shares	715,224	14,383	80,920
Instruments Forfeited | shares	(48,754)	(15,991)	(85,903)
Instruments Released | shares	(128,503)	(93,946)	(300,560)
Number of Instruments, Ending balance | shares	638,350	100,383	195,937
Weighted average grant date fair value, Beginning balance | $	$ 63.87	$ 42.46	$ 36.73
Weighted average grant date fair value, Granted | $	137.15	168.24	59.63
Weighted average grant date fair value, Forfeited | $	118.96	34.93	37.43
Weighted average grant date fair value, Released | $	98.52	40.12	38.95
Weighted average grant date fair value, Ending balance | $	$ 134.79	$ 63.87	$ 42.46
Restricted Stock Awards
Disclosure Of Share Based Payments [Line Items]
Number of Instruments, Beginning balance | shares	61,880	61,880	0
Instruments Granted | shares	0	0	61,880
Instruments Forfeited | shares	0	0	0
Instruments Released | shares	(20,600)	0	0
Number of Instruments, Ending balance | shares	41,280	61,880	61,880
Weighted average grant date fair value, Beginning balance | $	$ 90.65	$ 90.65	$ 0
Weighted average grant date fair value, Granted | $	0	0	90.65
Weighted average grant date fair value, Forfeited | $	0	0	0
Weighted average grant date fair value, Released | $	90.65	0	0
Weighted average grant date fair value, Ending balance | $	$ 90.65	$ 90.65	$ 90.65
Other
Disclosure Of Share Based Payments [Line Items]
Number of Instruments, Beginning balance | shares	0	0	0
Instruments Granted | shares	162,320	0	0
Instruments Forfeited | shares	0	0	0
Instruments Released | shares	0	0	0
Number of Instruments, Ending balance | shares	162,320	0	0
Weighted average grant date fair value, Beginning balance | $	$ 0	$ 0	$ 0
Weighted average grant date fair value, Granted | $	145.21	0	0
Weighted average grant date fair value, Forfeited | $	0	0	0
Weighted average grant date fair value, Released | $	0	0	0
Weighted average grant date fair value, Ending balance | $	$ 134.15	$ 0	$ 0